EMPLOYEE BENEFITS - Share-based payment expense ELTI scheme (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Employee benefits [Abstract]
Share-based payment expense - ELTI scheme	R 18.4	R 16.0	R 6.0